Credit Facilities and Notes Payable (Details) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 08, 2020	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021	Sep. 30, 2020
Credit Facilities and Notes Payable
Proceeds from loan			$ 10,000,000	$ 0	$ 0
Outstanding loan balance			$ 10,000,000			$ 10,000,000
PPP Loans
Credit Facilities and Notes Payable
Proceeds from loan	$ 10,000,000.0
Outstanding loan balance	$ 10,000,000.0					10,000,000.0
Line of Credit | 2020 Revolving Line
Credit Facilities and Notes Payable
Line of credit						$ 0
Outstanding loan balance							$ 0
Revolving Credit Facility | Line of Credit | 2020 Revolving Line
Credit Facilities and Notes Payable
Maximum borrowing capacity		$ 25,000,000.0
Option to increase the maximum borrowing capacity, additional amount		$ 15,000,000.0
Unused capacity fee Percentage		0.15%
Non-refundable commitment fee		$ 50,000
Revolving Credit Facility | Line of Credit | 2020 Revolving Line | Prime rate
Credit Facilities and Notes Payable
Applicable margin		1.5%
Revolving Credit Facility | Line of Credit | 2020 Revolving Line | Libor
Credit Facilities and Notes Payable
Applicable margin		2.5%
Letter of Credit | Line of Credit | 2020 Revolving Line
Credit Facilities and Notes Payable
Maximum borrowing capacity		$ 5,000,000.0